Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted)(a)(b)- 5.8% of Net Assets	VALUE
	Biotechnology – 4.1%
140,000	Amphivena Therapeutics, Inc. Series B	$2,100,000
225,416	Amphivena Therapeutics, Inc. Series C, 6.00%	808,848
848,333	Arkuda Therapeutics, Inc. Series A, 6.00%	2,018,184
79,099	Caribou Biosciences, Inc. Series C, 8.00%	1,365,012
103,675	Dynacure Series C (c)	2,608,631
1,291,668	Hotspot Therapeutics, Inc. Series B, 6.00%	3,100,003
480,000	ImmuneID, Inc. Series A, 8.00%	960,000
3,229,167	Invetx, Inc. Series A	1,550,000
117,704	Oculis SA, Series B2, 6.00% (c)	1,252,371
31,974	Oculis SA, Series C, 6.00% (c)	340,203
41,067	Priothera Ltd. Series A, 6.00%	486,952
1,166,606	Pyxis Oncology, Inc. Series B	1,920,000
1,153,847	Rainier Therapeutics, Inc. Series A, 6.00%	115
668,449	Rainier Therapeutics, Inc. Series B, 6.00%	109,759
2,229,766	Rallybio Holdings, LLC Series B	3,100,044
		21,720,122
	Health Care Equipment & Supplies – 0.2%
407,622	IO Light Holdings, Inc. Series A2	1,408,293
	Pharmaceuticals – 1.5%
609,524	BioTheryX, Inc. Series E, 8.00%	3,200,001
6,256,514	Curasen Therapeutics, Inc. Series A	2,999,999
1,305,163	HiberCell, Inc. Series B	1,599,999
		7,799,999
	TOTAL CONVERTIBLE PREFERRED (Cost $31,667,807)	30,928,414
	COMMON STOCKS AND WARRANTS - 92.0% of Net Assets
	Biotechnology – 72.0%
111,776	ACADIA Pharmaceuticals, Inc. (a)	2,726,217
208,624	Affimed N.V. (a)(c)	1,773,304
13,458	Alexion Pharmaceuticals, Inc. (a)	2,472,369
53,427	Allakos, Inc. (a)	4,561,063
55,782	Alnylam Pharmaceuticals, Inc. (a)	9,456,165
115,240	Amgen, Inc.	28,089,750
217,266	Amicus Therapeutics, Inc. (a)	2,094,444
82,121	Apellis Pharmaceuticals, Inc. (a)	5,190,047
32,461	ARCA biopharma, Inc. (a)	113,289
18,027	ARCA biopharma, Inc. Warrants (expiration 06/11/22, exercise price $109.82) (a)(b)	0
44,764	Arcutis Biotherapeutics, Inc. (a)	1,221,610
257,406	Ardelyx, Inc. (a)	1,951,137
67,473	Arena Pharmaceuticals, Inc. (a)	4,601,659
23,128	Argenx SE ADR (a)	6,963,147
52,166	Arrowhead Pharmaceuticals, Inc. (a)	4,320,388
52,459	Ascendis Pharma A/S ADR (a)	6,900,981
48,919	Atreca, Inc. (a)	416,790
12,109	BeiGene Ltd. ADR (a)	4,155,688
6,000	Bellicum Pharmaceuticals, Inc. (a)	19,800

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
61,274	Biogen, Inc. (a)	$21,217,348
56,850	BioMarin Pharmaceutical, Inc. (a)	4,743,564
22,322	BioNTech SE ADR (a)	4,997,449
41,586	Black Diamond Therapeutics, Inc. (a)(d)	506,933
45,530	Blueprint Medicines Corp. (a)	4,004,819
58,612	Bridgebio Pharma, Inc. (a)	3,572,988
26,489	ChemoCentryx, Inc. (a)	354,688
168,782	Cogent Biosciences, Inc. (a)	1,368,822
154,310	Corbus Pharmaceuticals Holdings, Inc. (a)	282,387
55,080	CRISPR Therapeutics AG (a)(c)	8,916,901
32,636	CymaBay Therapeutics, Inc. (a)(d)	142,293
84,072	Deciphera Pharmaceuticals, Inc. (a)	3,077,876
56,397	Denali Therapeutics, Inc. (a)	4,423,781
21,531	Dicerna Pharmaceuticals, Inc. (a)	803,537
15,190	Editas Medicine, Inc. (a)(d)	860,362
42,839	Exact Sciences Corp. (a)	5,325,316
146,095	Exelixis, Inc. (a)	2,661,851
28,988	Fate Therapeutics, Inc. (a)	2,515,869
53,186	Forma Therapeutics Holdings, Inc. (a)	1,323,800
223,377	G1 Therapeutics, Inc. (a)	4,900,891
145,858	Galera Therapeutics, Inc. (a)	1,433,784
118,142	Gamida Cell Ltd. (a)(c)	757,290
513,799	Gilead Sciences, Inc.	35,380,199
26,109	I-Mab ADR (a)	2,191,851
25,486	Incyte Corp. (a)	2,144,137
37,238	Insmed, Inc. (a)	1,059,793
21,380	Intellia Therapeutics, Inc. (a)	3,461,636
18,630	Intercept Pharmaceuticals, Inc. (a)	372,041
131,326	Ionis Pharmaceuticals, Inc. (a)	5,238,594
125,094	Iovance Biotherapeutics, Inc. (a)	3,254,946
120,324	Jounce Therapeutics, Inc. (a)	818,203
31,594	KalVista Pharmaceuticals, Inc. (a)	756,992
33,204	Karuna Therapeutics, Inc. (a)	3,784,924
95,149	Kura Oncology, Inc. (a)	1,983,857
329,569	Mereo Biopharma Group plc ADR (a)(d)	1,044,734
167,649	Moderna, Inc. (a)	39,394,162
95,811	Molecular Templates, Inc. (a)	749,242
37,223	Nektar Therapeutics (a)	638,747
71,328	Neurocrine Biosciences, Inc. (a)	6,941,641
44,550	NexGel, Inc. (a)(b)	138
28,988	Nkarta, Inc. (a)	918,630
31,523	Novavax, Inc. (a)(d)	6,692,648
111,820	Ovid Therapeutics, Inc. (a)(d)	437,216
23,594	Praxis Precision Medicines, Inc. (a)	431,298
19,832	Precision BioSciences, Inc. (a)	248,297
42,331	Regeneron Pharmaceuticals, Inc. (a)	23,643,557
76,500	Replimune Group, Inc. (a)	2,939,130
39,422	Sage Therapeutics, Inc. (a)	2,239,564
55,181	Sarepta Therapeutics, Inc. (a)	4,289,771
40,716	Scholar Rock Holding Corp. (a)	1,176,692
95,761	Seagen, Inc. (a)	15,118,747
118,933	Sutro Biopharma, Inc. (a)	2,210,964
76,396	TCR2 Therapeutics, Inc. (a)	1,253,658
70,155	Travere Therapeutics, Inc. (a)	1,023,561

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
157,719	Trillium Therapeutics, Inc. (a)(c)(d)	$1,529,874
41,280	Ultragenyx Pharmaceutical, Inc. (a)	3,936,048
42,765	uniQure N.V. (a)(c)	1,317,162
33,138	United Therapeutics Corp. (a)	5,945,289
144,002	Vectivbio Holding AG (Restricted) (a)	1,511,157
44,950	Vectivbio Holding AG (a)	524,117
117,437	Vertex Pharmaceuticals, Inc. (a)	23,678,822
25,600	Vir Biotechnology, Inc. (a)	1,210,368
55,052	Xenon Pharmaceuticals, Inc. (a)(c)	1,025,068
62,055	Y-mAbs Therapeutics, Inc. (a)	2,097,459
11,502	Zai Lab Ltd. ADR (a)	2,035,739
		381,871,070
	Health Care Equipment & Supplies – 2.7%
130,000	Cercacor Laboratories, Inc. (Restricted) (a)(b)	1,502,938
61,400	Guardant Health, Inc. (a)	7,625,266
8,329	IDEXX Laboratories, Inc. (a)	5,260,180
		14,388,384
	Health Care Providers & Services – 0.2%
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	93,274
5,822	Medpace Holdings, Inc. (a)	1,028,340
		1,121,614
	Healthcare Services – 1.4%
82,070	Syneos Health, Inc. (a)	7,344,444

	Life Sciences Tools & Services – 6.5%
121,513	Adaptive Biotechnologies Corp. (a)	4,965,021
58,763	Illumina, Inc. (a)	27,807,239
58,816	Personalis, Inc. (a)	1,488,045
		34,260,305
	Pharmaceuticals – 9.1%
34,619	Arvinas, Inc. (a)	2,665,663
127,109	Aurinia Pharmaceuticals, Inc. (a)(c)	1,647,333
29,100	Endo International plc (a)(c)	136,188
218,840	Horizon Therapeutics plc (a)	20,492,178
67,908	Intra-Cellular Therapies, Inc. (a)	2,772,004
25,203	Jazz Pharmaceuticals plc (a)	4,477,061
4,060	Madrigal Pharmaceuticals, Inc. (a)	395,485
28,691	Mirati Therapeutics, Inc. (a)	4,634,457
12,440	Reata Pharmaceuticals, Inc. (a)	1,760,633
34,880	Spectrum Pharmaceuticals, Inc. (a)	130,800
14,218	Tetraphase Pharmaceuticals, Inc. CVR (a)	1,564
203,894	Theravance Biopharma, Inc. (a)(c)	2,960,541
41,021	Turning Point Therapeutics, Inc. (a)	3,200,458
315,800	Verona Pharma plc ADR (a)	2,065,332
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.86) (a)(b)(c)	925
40,620	VYNE Therapeutics, Inc. (a)(d)	142,576
37,281	Zogenix, Inc. (a)	644,216
		48,127,414

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Special Purpose Acquisition Company – 0.1%	VALUE
78,403	Helix Acquisition Corp. (a)	$809,903
	TOTAL COMMON STOCKS AND WARRANTS (Cost $336,025,378)	487,923,134

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 3.1% of Net Assets
$6,475,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $6,475,000, 0.00%, dated 06/30/21, due 07/01/21 (collateralized by U.S. Treasury Note 1.25%, due 06/30/28, market value $6,604,525)	6,475,000

SHARES
9,645,850	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (e)	9,645,850
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,120,850)	16,120,850
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 100.9% (Cost $383,814,035)	534,972,398

INTERESTS	MILESTONE INTERESTS (Restricted)(a)(b) - 1.3% of Net Assets
	Biotechnology – 0.1%
1	Therachon Milestone Interest	586,186

	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	1,321

	Pharmaceuticals – 1.2%
1	Afferent Milestone Interest	316,968
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,653,716
1	Neurovance Milestone Interest	4,287,523
		6,258,207
	TOTAL MILESTONE INTERESTS (Cost $4,602,125)	6,845,714
	TOTAL INVESTMENTS - 102.2% (Cost $388,416,160)	541,818,112
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.2)%	(11,498,276)
	NET ASSETS - 100%	$530,319,836

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	All or a portion of this security is on loan as of June 30, 2021.
(e)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2021.
ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2021, the cost of securities for Federal income tax purposes was $388,416,160. The net unrealized gain on securities held by the Fund was $153,401,952, including gross unrealized gain of $193,852,532 and gross unrealized loss of $40,450,580.

Security Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2021

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2021, the Fund loaned securities valued at $9,628,290 and received $9,645,850 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2021, the total amount of transfers between Level 3 and Level 2 was $693,356. The one investment was transferred due to an initial public offering lockup period and the value is being supported by significant observable inputs. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2021 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$-	$-	$21,720,122	$21,720,122
Health Care Equipment& Supplies	-	-	1,408,293	1,408,293
Pharmaceuticals	-	-	7,799,999	7,799,999
Common Stocks and Warrants
Biotechnology	380,359,775	1,511,157	138	381,871,070
Health Care Equipment& Supplies	12,885,446	-	1,502,938	14,388,384
Health Care Providers& Services	1,028,340	-	93,274	1,121,614
Healthcare Services	7,344,444	-	-	7,344,444
Life Sciences Tools& Services	34,260,305	-	-	34,260,305
Pharmaceuticals	48,124,925	1,564	925	48,127,414
Special Purpose Acquisition Company	809,903	-	-	809,903
Short-term Investments	9,645,850	6,475,000	-	16,120,850
Milestone Interests
Biotechnology	-	-	586,186	586,186
Health Care Equipment& Supplies	-	-	1,321	1,321
Pharmaceuticals	-	-	6,258,207	6,258,207
Other Assets	-	-	80,325	80,325
Total	$494,458,988	$7,987,721	$39,451,728	$541,898,437

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2021

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2020	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2021
Convertible Preferred
Biotechnology	$15,928,255	$7,928,336	$8,649,762	$(10,389,125)	$(397,106)	$21,720,122
Health Care Equipment & Supplies	1,397,369	10,924	-	-	-	1,408,293
Pharmaceuticals	2,999,999	(5,720)	4,805,720	-	-	7,799,999
Convertible Notes
Biotechnology	295,378	(195,698)	-	(99,680)	-	-
Common Stocks and Warrants
Biotechnology	329,220	(28,015)	-	(4,817)	(296,250)	138
Health Care Equipment & Supplies	1,331,737	171,201	-	-	-	1,502,938
Health Care Providers & Services	105,467	19,407	-	(31,600)	-	93,274
Pharmaceuticals	49,631	(48,706)	-	-	-	925
Milestone Interests
Biotechnology	1,515,794	(537,500)	-	(392,108)	-	586,186
Health Care Equipment & Supplies	3,407	(2,086)	-	-	-	1,321
Pharmaceuticals	7,711,391	(1,453,184)	-	-	-	6,258,207
Other Assets	91,662	-	79,754	(91,091)	-	80,325
	$31,759,310	$5,858,959	$13,535,236	$(11,008,421)	$(693,356)	$39,451,728

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021						$(1,449,571)

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2021

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$1,503,863	Income approach, Black-Scholes	Discount for lack of marketability	20.00%-50.00%(20.00%)
	93,274	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.75-2.75 (1.75) years
	138	Market approach	(a)	N/A
Convertible Preferred	32,570	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25 (0.25) years
	19,813,880	Market approach	(a)	N/A
	11,081,964	Recent transaction	(b)	N/A
Milestone Interest	6,845,714	Probability adjusted value	Probability of events Timing of events	11.00%-100.00% (74.73%) 0.75-15.75 (4.61) years
Other Assets	80,325	Probability adjusted value	Probability of events Timing of events	20.00%-95.00% (20.54%) 0.25-6.50 (0.29) years
	$39,451,728

(a)	There is no quantitative information to provide as these methods of measure are investment specific.

(b)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 8% of the Fund’s net assets at June 30, 2021.

At June 30, 2021, the Fund had a commitment of $1,974,044 relating to additional investments in two private companies.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2021

(Unaudited, continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$161,872	$316,968.00		$316,968
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		2,101,250	15.00		2,100,000
Series C Cvt. Pfd	12/10/18		808,893	3.59		808,848
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19, 04/02/20		2,018,184	2.38		2,018,184
BioTheryX, Inc. Series E Cvt. Pfd	05/19/21		3,203,079	5.25		3,200,001
Caribou Biosciences, Inc. Series C Cvt. Pfd	03/01/21		1,367,325	17.26		1,365,012
Cercacor Laboratories, Inc. Common	03/31/98	†	0	11.56		1,502,938
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20		2,999,999	0.48		2,999,999
Dynacure Series C Cvt. Pfd	04/21/20, 10/28/20		2,468,910	25.16		2,608,631
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		1,602,641	1.23		1,599,999
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20, 06/17/21		3,100,003	2.40		3,100,003
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		960,000	2.00		960,000
Impact Biomedicines Milestone Interest	07/20/10		0	1,653,716.00		1,653,716
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	64,073	0.63		93,274
Invetx, Inc. Series A Cvt. Pfd	08/06/20		1,550,000	0.48		1,550,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.45		1,408,293
Neurovance Milestone Interest	03/20/17		3,417,500	4,287,523.00		4,287,523
Oculis SA
Series B2 Cvt. Pfd	01/16/19		990,902	10.64		1,252,371
Series C Cvt. Pfd	04/07/21		340,203	10.64		340,203
Priothera Ltd. Series A Cvt. Pfd	10/07/20		483,215	11.86		486,952
Pyxis Oncology, Inc. Series B Cvt. Pfd	03/05/21		1,922,358	1.65		1,920,000
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		750,652	0.00	††	115
Series B Cvt. Pfd	03/03/17		500,091	0.16		109,759
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		3,105,343	1.39		3,100,044
Therachon Milestone Interest	07/01/19		1,017,671	586,186.00		586,186
Therox Milestone Interest	06/18/19		5,082	1,321.00		1,321
Vectivbio Holding AG Common	07/01/19, 04/09/21	†	691,539	10.49		1,511,157
			$37,025,544			$40,881,497

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.